Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Total revenues	$ 2,601,846	$ 2,666,541	$ 2,673,329
Operating expenses:
Cost of operations	1,762,460	1,819,814	1,902,757
Depreciation and amortization	367,362	360,817	353,743
Selling, general, and administrative	269,474	255,118	226,786
Acquisition, cyber incident, and other, net	103,893	77,169	64,087
Impairment of indefinite and long-lived assets	47,099	33,126	236,515
Net loss (gain) from sale of real estate	44,324	(3,514)	(2,254)
Total operating expenses	2,594,612	2,542,530	2,781,634
Operating income (loss)	7,234	124,011	(108,305)
Other (expense) income:
Interest expense	(147,776)	(135,323)	(140,107)
Loss on debt extinguishment and termination of derivative instruments	0	(116,082)	(2,482)
Loss from investments in partially owned entities	(2,112)	(3,702)	(1,442)
Other, net	6,921	27,919	2,795
Loss on put option	0	0	(56,576)
Loss from continuing operations before income taxes	(135,733)	(103,177)	(328,089)
Income tax (expense) benefit:
Current income tax	(6,133)	(4,782)	(8,508)
Deferred income tax	26,584	13,210	10,781
Total income tax benefit	20,451	8,428	2,273
Net loss from continuing operations	(115,282)	(94,749)	(325,816)
Loss from discontinued operations, net of tax	0	0	(10,453)
Net loss	(115,282)	(94,749)	(336,269)
Net loss attributable to noncontrolling interests	(734)	(436)	(54)
Net loss attributable to Americold Realty Trust, Inc.	$ (114,548)	$ (94,313)	$ (336,215)
Weighted average common stock outstanding – basic (in shares)	285,742	284,782	275,773
Weighted average common stock outstanding – diluted (in shares)	285,742	284,782	275,773
Net loss per common share from continuing operations - basic (in USD per share)	$ (0.40)	$ (0.33)	$ (1.18)
Net loss per common share from discontinued operations - basic (in USD per share)	0	0	(0.04)
Basic loss per share (in USD per share)	(0.40)	(0.33)	(1.22)
Net loss per common share from continuing operations - diluted (in USD per share)	(0.40)	(0.33)	(1.18)
Net loss per common share from discontinued operations - diluted (in USD per share)	0	0	(0.04)
Diluted loss per share (in USD per share)	$ (0.40)	$ (0.33)	$ (1.22)
Related Party
Other (expense) income:
Impairment of related party loan receivable	$ 0	$ 0	$ (21,972)
Rent, storage, and warehouse services
Operating expenses:
Cost of operations	1,605,476	1,647,208	1,705,127
Transportation services
Operating expenses:
Cost of operations	156,984	172,606	197,630
Operating Segments
Revenues:
Total revenues	2,601,846	2,666,541	2,673,329
Operating expenses:
Cost of operations	1,605,476	1,647,208	1,705,127
Operating Segments | Rent, storage, and warehouse services
Revenues:
Total revenues	2,413,616	2,457,412	2,433,659
Operating Segments | Transportation services
Revenues:
Total revenues	$ 188,230	$ 209,129	$ 239,670